SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES
Schedule of cash, cash equivalents, and restricted cash

	December 31,	December 31,	December 31,
	2023	2022	2021
Cash and cash equivalents	$30,546	$24,535	$79,423
Restricted cash	—	—	5,100
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$30,546	$24,535	$84,523

Schedule of estimated useful lives of the assets

Computers and peripheral equipment	33%
Office furniture and equipment	6% to 20% (mainly 15%)
Leasehold improvements	Over the shorter of the term of the lease, or the useful life of the assets

Schedule of remaining performance obligations which are expected to be satisfied and recognized in future periods

	Year Ending December 31,
			2026 and
	2024	2025	thereafter
Products	$227	$2	$—
Services	38,593	9,927	6,981

	$38,820	$9,929	$6,981

Schedule of significant changes in the deferred revenue

	Year Ended December 31,
	2023	2022
Balance, at the beginning of the year	$52,586	$54,616

Revenue recognized	(17,469)	(38,625)
Increase in deferred revenues and customer advances	20,613	36,595

Balance, at the end of the year	55,730	52,586
Less current portion at the end of the year	(38,820)	(36,634)

Long-term portion at the end of the year	$16,910	$15,952

Schedule of components of AOCI

	Gains (losses)
	on AFS	Gains (losses)
	marketable	on cash flow
	securities	hedges	Total
Balance as of January 1, 2023	$(6,376)	$(4,577)	$(10,953)

Other comprehensive loss before reclassifications, net of tax	2,859	(2,165)	481
Amounts reclassified from AOCI	(213)	6,567	6,567
Other comprehensive income, net of tax	2,646	4,402	7,048

Balance as of December 31, 2023	$(3,730)	$(175)	$(3,905)

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

	Year Ended December 31,
	2023	2022	2021
Amounts reclassified from AOCI
Cost of revenues	$1,400	$814	$(513)
Research and development expenses, net	2,983	1,735	(990)
Selling and marketing expenses	1,217	708	(406)
General and administrative expenses	967	426	(229)

Total operating expenses (income), before income taxes	$6,567	$3,683	$(2,138)

Schedule of weighted-average assumptions

	Year Ended December 31,
	2023	2022	2021
Dividend yield	1.13%	1.13%	0.88%
Expected volatility	46.24%	47.64%	49.45%
Risk-free interest	4.57%	2.83%	0.5%
Expected life	3.60 years	4.10 years	3.61 years

Schedule of share-based compensation expenses

	Year Ended December 31,
	2023	2022	2021
Cost of revenues	$388	$425	$411
Research and development expenses, net	2,685	3,481	2,772
Selling and marketing expenses	4,297	6,032	6,170
General and administrative expenses	4,010	5,184	4,811
Total share-based compensation expenses	$11,380	$15,122	$14,164